Leases (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Right-of-use asset
Right-of-use asset at beginning of period	R$ 56,187
Right-of-use asset at end of period	39,695	R$ 56,187
Net balance at	39,695	56,187
Cost
Right-of-use asset
Right-of-use asset at beginning of period	102,785	114,863
Additions due to business combination		11,035
Exchange rate changes	(3,716)	(3,226)
Additions	11,428	15,074
Derecognition of right-of-use assets	(11,432)	(34,961)
Right-of-use asset at end of period	99,065	102,785
Net balance at	99,065	102,785
Depreciation
Right-of-use asset
Right-of-use asset at beginning of period	(46,598)	(41,037)
Exchange rate changes	1,880	123
Depreciation	(23,194)	(27,165)
Derecognition of right-of-use assets	8,542	21,481
Right-of-use asset at end of period	(59,370)	(46,598)
Net balance at	(59,370)	(46,598)
Properties
Right-of-use asset
Right-of-use asset at beginning of period	48,415
Right-of-use asset at end of period	33,903	48,415
Net balance at	33,903	48,415
Properties | Cost
Right-of-use asset
Right-of-use asset at beginning of period	90,587	107,640
Additions due to business combination		11,035
Exchange rate changes	(3,716)	(3,226)
Additions	8,152	8,144
Derecognition of right-of-use assets	(7,303)	(33,006)
Right-of-use asset at end of period	87,720	90,587
Net balance at	87,720	90,587
Properties | Depreciation
Right-of-use asset
Right-of-use asset at beginning of period	(42,172)	(38,200)
Exchange rate changes	1,880	123
Depreciation	(19,196)	(23,679)
Derecognition of right-of-use assets	5,671	19,584
Right-of-use asset at end of period	(53,817)	(42,172)
Net balance at	(53,817)	(42,172)
Vehicles
Right-of-use asset
Right-of-use asset at beginning of period	7,772
Right-of-use asset at end of period	5,792	7,772
Net balance at	5,792	7,772
Vehicles | Cost
Right-of-use asset
Right-of-use asset at beginning of period	12,198	6,372
Additions due to business combination		0
Exchange rate changes	0	0
Additions	3,276	6,930
Derecognition of right-of-use assets	(4,129)	(1,104)
Right-of-use asset at end of period	11,345	12,198
Net balance at	11,345	12,198
Vehicles | Depreciation
Right-of-use asset
Right-of-use asset at beginning of period	(4,426)	(2,199)
Exchange rate changes	0	0
Depreciation	(3,998)	(3,273)
Derecognition of right-of-use assets	2,871	1,046
Right-of-use asset at end of period	(5,553)	(4,426)
Net balance at	(5,553)	(4,426)
IT equipment
Right-of-use asset
Right-of-use asset at beginning of period	0
Right-of-use asset at end of period	0	0
Net balance at	0	0
IT equipment | Cost
Right-of-use asset
Right-of-use asset at beginning of period	0	851
Additions due to business combination		0
Exchange rate changes	0	0
Additions	0	0
Derecognition of right-of-use assets	0	(851)
Right-of-use asset at end of period	0	0
Net balance at	0	0
IT equipment | Depreciation
Right-of-use asset
Right-of-use asset at beginning of period	0	(638)
Exchange rate changes	0	0
Depreciation	0	(213)
Derecognition of right-of-use assets	0	851
Right-of-use asset at end of period	0	0
Net balance at	R$ 0	R$ 0